Stockholders' Equity/ Members' Deficit - Summary of Common Units Tendered (Parenthetical) (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Hurdle Value One [Member]
Limited Liability Company Llc Members Equity [Line Items]
Hurdle Value	$ 265,158	$ 234,834
Hurdle Value Two [Member]
Limited Liability Company Llc Members Equity [Line Items]
Hurdle Value	346,107	306,706
Hurdle Value Three [Member]
Limited Liability Company Llc Members Equity [Line Items]
Hurdle Value	386,277	$ 342,451
Profits Interest [Member] | Hurdle Value One [Member]
Limited Liability Company Llc Members Equity [Line Items]
Hurdle Value	265,158
Profits Interest [Member] | Hurdle Value Two [Member]
Limited Liability Company Llc Members Equity [Line Items]
Hurdle Value	346,107
Profits Interest [Member] | Hurdle Value Three [Member]
Limited Liability Company Llc Members Equity [Line Items]
Hurdle Value	$ 386,277